Key Management Personnel Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Directors and Key C-Com Members' Compensation

The Director fees and C-Com members’ remuneration were:

	Year ended December 31,
	2017	2016	2015
	(in US$)
Short-term employee benefit paid(a)	3,622,362	3,923,272	3,458,169
Directors’ fees	692,714	646,042	887,344
Long-term employee benefit — pension(b)	26,641	28,444	37,433
Long-term employee benefit — supplemental pension(c)	828,603	778,027	832,804
Share-based payments(d)	129,918	443,575	270,940